Corrections to Previously Issued Consolidated Financial Statements	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Corrections to Previously Issued Consolidated Financial Statements [Abstract]
CORRECTIONS TO PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

2. CORRECTIONS TO PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Company has filed an amendment to its Quarterly Report, originally filed on August 15, 2016, on Form 10-Q for the period ended June 30, 2016 on February 22, 2017.

The Company discovered that there was a delay of accrual for the two payments in total of $10,000,000 as set forth in the Collaborative Agreement: 1) 3.5% of total payment related to the upfront payment shall be made upon the execution of the Collaborative Agreement; and 2) 6.5% of the total payment shall be made upon the first IND submission (which was submitted in March 2016). It had erroneously stated that the research and development expenses were $0 and $0 for the nine months ended June 30, 2016. Instead, our research and development expenses were $6,500,000 and $10,000,000 for the nine months ended June 30, 2016.

The Company restated the consolidated financial statements for the above period in order to record the related liability and expense in the correct period, as well as providing necessary revision for the footnotes of related parties transactions and commitments and contingencies to reflect a more accurate disclosure. No other sections were affected, but for the convenience of the reader, the Company included the following tables that present the effect of the correction discussed above and other adjustments on selected line items of our previously reported consolidated financial statements as of and for the period ended June 30, 2016.

For presentation purpose, certain items on the consolidated statements of cash flow for the period ended June 30, 2016 were changed according to the changes in the consolidated balance sheet. In addition, certain items were reclassified from financing activities to operating activities or from operating activities to financing activities. Details of changes are presented in the following tables.

	As of and for the Period Ended June 30, 2016
ITEMS	Previously Reported	Adjustments	Restated

Consolidated Statements of Balance Sheets
Prepayment	3,500,000	(3,500,000)	-
Due to related party	-	6,500,000	6,500,000
Accumulated deficit	(669,207)	(10,000,000)	(10,669,207)

Consolidated Statements of Operations and Comprehensive Loss
For the nine months ended June 30, 2016
Research and development expenses	-	10,000,000	10,000,000
Net Loss	(352,796)	(10,000,000)	(10,352,796)
Basic and diluted loss per share	(0.00)	(0.05)	(0.05)

Consolidated Statements of Cash Flow
Net loss from operating activities	(353,605)	(10,000,000)	(10,353,605)
Issuance of common stock for compensation	-	897,521	897,521
(Increase) decreases in prepayment	(3,496,185)	3,500,000	3,815
(Increase) decrease in due from related party	350,000	(350,000)	-
Increase (decrease) in due to related party	(22,517)	6,500,000	6,477,483
Increase (decrease) in due to shareholder	(46,586)	46,586	-
Net cash used in operating activities	(3,857,447)	594,107	(3,263,340)

(Increase) decrease in due to shareholder	-	(46,586)	(46,586)
Proceeds from subscription receivable	-	350,000	350,000
Proceeds from issuance of common stock	897,521	(897,521)	-
Net cash used in financing activities	2,947,521	(594,107)	(2,353,414)

The Company discovered that it had erroneously stated that the research and development expenses were understated during the year ended September 30, 2016. Instead, our research and development expenses were $10,000,000 for the year ended September 30, 2016 and were restated in the Adjustments No. 1 column. Moreover, there were typographical errors on Selling, General and Administration expenses which were corrected in the Adjustments No. 2 column. For the year ended September 30, 2015, the Net cash used in the operating activities was mistyped from $(715) to $(517) and was corrected in this restatement.

The following tables present the effect of the corrections discussed above and other adjustments on selected line items of our previously reported consolidated financial statements as of and for the year ended September 30, 2016,

	Previously Reported on Form 10K	Adjustments No.1	Adjustments No.2	Restated

Consolidated Balance Sheet
As of September 30, 2016
Due to related party	-	6,500,000	-	6,500,000
Total Liabilities	56,470	6,500,000	-	6,556,470
Additional paid-in capital	4,733,401	-	60	4,733,461
Accumulated deficit	(4,823,401)	(6,500,000)	-	(11,323,401)
Total equity (deficit)	120,882	(6,500,000)	-	(6,379,118)

Consolidated Statements of Operations and Comprehensive Loss
For the year ended September 30, 2016
Selling, general and administrative expenses	4,497,263	(3,500,060)	60	997,263
Research and development expenses	-	10,000,000	-	10,000,000
Net loss from operations	(4,497,295)	(6,499,940)	(60)	(10,997,295)
Loss from continuing operations before income taxes	(4,506,963)	(6,499,940)	(60)	(11,006,963)
Net Loss	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Basic and diluted loss per share	(0.00)	(0.06)	(0.00)	(0.06)
Consolidated Statements of Cash Flow
For the year ended September 30, 2016
Net loss from continuing operations	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Issuance of common stock for compensation	1,295,324	(60)	60	1,295,324
(Decrease) increase in due to related party	(22,517)	6,500,000		6,477,483

Consolidated Statements of Cash Flow
For the year ended September 30, 2015
Net cash used in operating activities	(517)	-	(198)	(715)

As a result of the restatement of the consolidated balance sheets as of September 30, 2016, Due to related party and Total liabilities were increased by $6,500,000; changed from $0 to $6,500,000 and from $56,470 to $6,556,470. Additional paid in capital was increased by $60 and changed from $4,733,401 to $4,733,461. Accumulated deficit was increased by $6,500,000 and changed from $(4,823,401) to $(11,323,401). Total equity (deficit) was decreased by $6,500,000 and changed from $120,882 to $(6,379,118).

As a result of the restatement of the consolidated statements of operations and comprehensive loss for the year ended September 30, 2016, Selling, general and administrative expenses were decreased by $3,500,000 and changed from $4,497,263 to $997,263. Research and development expenses were increased by $10,000,000 and changed from $0 to $10,000,000. Net loss from operations was increased by $6,500,000 and changed from $(4,497,295) to $(10,997,295) Loss from continuing operations before taxes was increased by $6,500,000 and changed from $(4,506,963) to $(11,006,963). Net loss was increased by $6,500,000 and changed from $(4,507,799) to $(11,007,799). Basic and diluted loss per share were also increased by 0.06 and changed from $0 to $(0.06).

As a result of the restatement of the consolidated statements of cash flow for the year ended September 30, 2016, Net loss from continuing operations was increased by $6,500,000; changed from $(4,507,799) to $(11,007,799). Issuance of common stock for compensation did not have changes and stated as $1,295,324. (Decrease) increase in due to related party was increased by $6,500,000 and changed from $(22,517) to $6,477,483. There were no changes in Net cash used in operating activities.

As a result of the restatement of the consolidated statements of cash flow for the year ended September 30, 2015, Net cash used in operating activities was increased by $198 and changed from $(517) to $(715).

2. CORRECTIONS TO PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Company discovered that it had erroneously stated that the research and development expenses were understated during the year ended September 30, 2016. Instead, our research and development expenses were $10,000,000 for the year ended September 30, 2016 and were restated in the Adjustments No. 1 column. Moreover, there were typographical errors on Selling, General and Administration expenses which were corrected in the Adjustments No. 2 column. For the year ended September 30, 2015, the Net cash used in the operating activities was mistyped from $(715) to $(517) and was corrected in this restatement.

The following tables present the effect of the corrections discussed above and other adjustments on selected line items of our previously reported consolidated financial statements as of and for the year ended September 30, 2016,

	Previously Reported on Form 10K	Adjustments No.1	Adjustments No.2	Restated

Consolidated Balance Sheet
As of September 30, 2016
Due to related party	-	6,500,000	-	6,500,000
Total Liabilities	56,470	6,500,000	-	6,556,470
Additional paid-in capital	4,733,401	-	60	4,733,461
Accumulated deficit	(4,823,401)	(6,500,000)	-	(11,323,401)
Total equity (deficit)	120,882	(6,500,000)	-	(6,379,118)

Consolidated Statements of Operations and Comprehensive Loss
For the year ended September 30, 2016
Selling, general and administrative expenses	4,497,263	(3,500,060)	60	997,263
Research and development expenses	-	10,000,000	-	10,000,000
Net loss from operations	(4,497,295)	(6,499,940)	(60)	(10,997,295)
Loss from continuing operations before income taxes	(4,506,963)	(6,499,940)	(60)	(11,006,963)
Net Loss	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Basic and diluted loss per share	(0.00)	(0.06)	(0.00)	(0.06)

Consolidated Statements of Cash Flow For the year ended September 30, 2016
Net loss from continuing operations	(4,507,799)	(6,499,940)	(60)	(11,007,799)
Issuance of common stock for compensation	1,295,324	(60)	60	1,295,324
(Decrease) increase in due to related party	(22,517)	6,500,000		6,477,483

Consolidated Statements of Cash Flow
For the year ended September 30, 2015
Net cash used in operating activities	(517)	-	(198)	(715)

As a result of the restatement of the consolidated balance sheets as of September 30, 2016, Due to related party and Total liabilities were increased by $6,500,000; changed from $0 to $6,500,000 and from $56,470 to $6,556,470. Additional paid in capital was increased by $60 and changed from $4,733,401 to $4,733,461. Accumulated deficit was increased by $6,500,000 and changed from $(4,823,401) to $(11,323,401). Total equity (deficit) was decreased by $6,500,000 and changed from $120,882 to $(6,379,118).

As a result of the restatement of the consolidated statements of operations and comprehensive loss for the year ended September 30, 2016, Selling, general and administrative expenses were decreased by $3,500,000 and changed from $4,497,263 to $997,263. Research and development expenses were increased by $10,000,000 and changed from $0 to $10,000,000. Net loss from operations was increased by $6,500,000 and changed from $(4,497,295) to $(10,997,295) Loss from continuing operations before taxes was increased by $6,500,000 and changed from $(4,506,963) to $(11,006,963). Net loss was increased by $6,500,000 and changed from $(4,507,799) to $(11,007,799). Basic and diluted loss per share were also increased by 0.06 and changed from $0 to $(0.06).

As a result of the restatement of the consolidated statements of cash flow for the year ended September 30, 2016, Net loss from continuing operations was increased by $6,500,000; changed from $(4,507,799) to $(11,007,799). Issuance of common stock for compensation did not have changes and stated as $1,295,324. (Decrease) increase in due to related party was increased by $6,500,000 and changed from $(22,517) to $6,477,483. There were no changes in Net cash used in operating activities.

As a result of the restatement of the consolidated statements of cash flow for the year ended September 30, 2015, Net cash used in operating activities was increased by $198 and changed from $(517) to $(715).